Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Penalty refund		₩ 70.0
Penalties expenses	₩ 10.1	₩ 42.4	₩ 0.4
Other [member]
Disclosure of operating segments [line items]
Gain loss on sale of business	₩ 12.0